LONG-TERM LOANS (Tables)	12 Months Ended
Jun. 30, 2023
LONG-TERM LOANS
Schedule Of Debt Instruments

		June 30,
		2022	2023
MYR denominated loans	(i)	596	741
SGD denominated loans	(ii)	113	44
USD denominated loan	(iii)	14,935	15,000
RMB denominated loan	(iv)	—	16,221

		$15,644	$32,006
Less: Current portion		(15,210)	(15,231)

		$434	$16,775

Schedule of principal and interest payments for all outstanding long-term loans	Scheduled principal payment for all outstanding long-term loans as of June 30, 2023 are as follows:

Year ending June 30,
2024	$15,231
2025	1,178
2026	2,170
2027	2,202
2028 onwards	11,225

$32,006